DEBT - Additional Information (Details)	1 Months Ended					12 Months Ended
	Dec. 31, 2015 USD ($) vessel	Mar. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) tanker tranch	Jun. 30, 2014 USD ($) vessel	Dec. 31, 2011 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2015 tanker	Dec. 30, 2014 USD ($)	Sep. 30, 2014 tranch
Debt Instrument [Line Items]
Number of newbuild vessels, Suezmax tankers | vessel	8			2		8
Number of VLCC vessels | tanker								6
Number of vessels owned, Suezmax tankers	8					8		6
Number of second hand vessels | vessel		2
Cash required to be maintained for covenant compliance			$ 28,100,000				$ 40,300,000
Ship Finance International Limited [Member]
Debt Instrument [Line Items]
Loan repayments	$ 112,700,000
LR2 Tanker [Member]
Debt Instrument [Line Items]
Number of tankers delivered | tanker			3
Term Loan Facility, $420 Million [Member]
Debt Instrument [Line Items]
Number of tranches | tranch										14
Loans Payable [Member] | Term Loan Facility, $420 Million [Member]
Debt Instrument [Line Items]
Principal amount					$ 420,000,000.0
Loan repayments	172,000,000					$ 18,700,000
Loans Payable [Member] | Term Loan Facility, $420 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate					2.75%
Loans Payable [Member] | Term Loan Facility, $146.4 Million [Member]
Debt Instrument [Line Items]
Principal amount					$ 146,400,000.0
Loan repayments	74,900,000					7,800,000
Loans Payable [Member] | Term Loan Facility, $146.4 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate					2.55%
Loans Payable [Member] | Term Loan Facility, $200.0 Million [Member]
Debt Instrument [Line Items]
Principal amount					$ 200,000,000.0
Loan repayments	$ 74,800,000					6,900,000
Loans Payable [Member] | Term Loan Facility, $200.0 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate					2.25%
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Principal amount			$ 466,500,000.0						$ 136,500,000.0
Loan repayments						13,100,000
Number of tranches | tranch			10
Maximum borrowing capacity of each tranche			$ 33,000,000.0
Loan margin percentage	1.90%		2.05%
Commitment fee percentage	0.82%
Amount drawn on delivery of tankers						$ 99,000,000
Unused borrowing capacity							198,000,000
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member] | MR tanker [Member]
Debt Instrument [Line Items]
Periodic quarterly payment			$ 400,000
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member] | LR2 Tanker [Member]
Debt Instrument [Line Items]
Periodic quarterly payment			$ 400,000
Loans Payable [Member] | Term Loan Facility, $60.0 Million [Member]
Debt Instrument [Line Items]
Principal amount				$ 60,000,000.0
Loan repayments	$ 56,000,000
Loans Payable [Member] | Term Loan Facility, $60.0 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate				2.50%
Loans Payable [Member] | Term Loan Facility, $420.0 Million, $200.0 Million, $146.4 Million, $60.0 Million [Member]
Debt Instrument [Line Items]
Loan repayments	377,700,000
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Principal amount		$ 60,600,000.0
Periodic quarterly payment		$ 900,000
Term of debt		5 years
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		1.80%
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Principal amount							$ 500,100,000.0
Periodic quarterly payment	$ 9,500,000
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.90%